CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2014
CAPITAL LEASE OBLIGATIONS
Schedule of future minimum lease payments under non-cancellable capital lease arrangements

	December 31, 2014
	RMB’000	US$’000

2015	16,436	2,649
2016	13,722	2,212
2017	8,428	1,358

Total minimum lease payment	38,586	6,219
Less: amount representing interest	(4,200)	(677)

Present value of remains minimum lease payment	34,386	5,542